Consolidated Statements of Financial Position - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
ASSETS
NON-CURRENT ASSETS	€ 71,396	€ 94,549
Intangible assets	11,488	16,034
Goodwill	17,044	25,403
Property, plant and equipment	23,769	32,228
Rights of use	4,982	6,939
Investments accounted for by the equity method	427	140
Financial assets and other non-current assets	7,270	7,123
Deferred tax assets	6,416	6,682
CURRENT ASSETS	33,655	24,328
Inventories	1,718	1,999
Receivables and other current assets	7,523	10,785
Tax receivables	902	1,561
Other current financial assets	2,495	3,123
Cash and cash equivalents	5,604	6,042
Non-current assets and disposal groups held for sale	15,413	818
Total allocated assets	105,051	118,877
EQUITY AND LIABILITIES
EQUITY	18,260	25,450
Equity attributable to equity holders of the parent and other holders of equity instruments	11,235	17,118
Equity attributable to non-controlling interests	7,025	8,332
NON-CURRENT LIABILITIES	58,674	63,236
Non-current financial liabilities	42,297	43,288
Non-current lease liabilities	4,039	5,626
Payables and other non-current liabilities	2,561	2,928
Deferred tax liabilities	2,620	2,908
Non-current provisions	7,157	8,486
CURRENT LIABILITIES	28,117	30,191
Current financial liabilities	8,123	9,076
Current lease liabilities	1,255	1,600
Payables and other current liabilities	10,912	14,903
Current tax payables	1,732	2,560
Current provisions	1,304	1,672
Liabilities associated with non-current assets and disposal groups held for sale	4,791	380
TOTAL EQUITY AND LIABILITIES	€ 105,051	€ 118,877